Investments (Narrative) (Detail)			1 Months Ended								3 Months Ended									12 Months Ended
		Nov. 30, 2020 USD ($)	Jul. 31, 2023 USD ($)	May 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2020	Sep. 30, 2020 USD ($)	Oct. 31, 2017 USD ($)	Sep. 30, 2014 mi	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Aug. 31, 2022	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2019	Sep. 30, 2023	Jul. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)
Schedule of Equity Method Investments [Line Items]
Earnings (losses) from equity method investees																				$ 21,000,000		$ 15,000,000		$ (1,000,000)
Net income from discontinued operations including noncontrolling interest											$ 197,000,000	$ 152,000,000		$ 212,000,000	$ 411,000,000	$ 717,000,000	$ 170,000,000	$ 155,000,000	$ 315,000,000	972,000,000	[1],[2]	1,357,000,000	[1],[2]	(1,334,000,000)	[1],[2]
Distributions received from investment																				355,000,000		332,000,000		167,000,000
Equity method investment goodwill						$ 27,000,000					9,000,000					27,000,000				9,000,000		27,000,000
Income loss from continuing operations before income taxes extraordinary items noncontrolling interest																				(126,000,000)		2,196,000,000		725,000,000
Contributions to equity method affiliates																				43,000,000		1,021,000,000		148,000,000
Current liabilities						954,000,000					1,398,000,000					954,000,000				1,398,000,000		954,000,000
Debt maximum borrowing capacity	[3]					6,000,000,000					6,000,000,000					6,000,000,000				6,000,000,000		6,000,000,000
Retained earnings						5,373,000,000					4,065,000,000					5,373,000,000				4,065,000,000		5,373,000,000
Operating revenue from contracts with customers																				14,559,000,000		11,662,000,000		11,551,000,000
Goodwill write-off	[4]																			110,000,000
Income tax expense		$ 336,000,000				173,000,000														(148,000,000)		239,000,000		(59,000,000)
364-day term loan facility borrowings																								225,000,000
Income tax expense (benefit) from discontinued operations																				225,000,000		374,000,000		(61,000,000)
Revolving Credit Facility
Schedule of Equity Method Investments [Line Items]
Debt maximum borrowing capacity																		$ 6,000,000,000
Pivotal LNG
Schedule of Equity Method Investments [Line Items]
Ownership percentage acquired																													100.00%
Finite Lived Equity Method Investment Basis Difference
Schedule of Equity Method Investments [Line Items]
Carrying amount of investment that exceeded share of underlying equity						244,000,000					223,000,000					244,000,000				223,000,000		244,000,000
Unfunded commitments						$ (4,000,000)										$ (4,000,000)						(4,000,000)
Capitalized interest																				(1,000,000)
Cove Point
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage of limited partner interests							100.00%
Income loss from continuing operations before income taxes extraordinary items noncontrolling interest																				$ 574,000,000		$ 528,000,000		511,000,000
JAX LNG LLC | Pivotal LNG
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest sold to noncontrolling interest owners																													50.00%
Fowler Ridge
Schedule of Equity Method Investments [Line Items]
Net payment of long-term power and capacity contract								$ 150,000,000
Contract termination loss																								221,000,000
Contract termination loss net of tax																								$ 165,000,000
Fowler Ridge | BP Wind Energy North America Inc
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest sold to noncontrolling interest owners								50.00%
Wrangler Retail Gas Holdings LLC
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage of limited partner interests																						20.00%		20.00%		20.00%
Percentage ownership in total units						15.00%									15.00%	15.00%						15.00%
Limited partnership interest sale transaction, proceeds received																						$ 127,000,000		$ 74,000,000
Initial fair value						$ 23,000,000										$ 23,000,000						23,000,000		13,000,000
Amount of gain from sale																						87,000,000		64,000,000
Goodwill write-off																						14,000,000
Income tax expense																						$ 32,000,000		19,000,000
Wrangler Retail Gas Holdings LLC | Gas Supply, Inc.
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage of limited partner interests																				15.00%		5.00%
Cash consideration from sale of noncontrolling interest																				$ 85,000,000
Amount of gain from sale																				11,000,000		$ 10,000,000
Amount of gain from sale, after tax																				8,000,000
Income tax expense																						3,000,000
Sale of interest in Cove Point																						33,000,000
Dominion Energy Virginia
Schedule of Equity Method Investments [Line Items]
Cash consideration from sale of noncontrolling interest					$ 120,000,000															215,000,000
Limited partnership interest sale transaction, proceeds received					$ 60,000,000						$ 108,000,000									$ 108,000,000
Percentage ownership in total units					50.00%						50.00%									50.00%
Initial fair value					$ 60,000,000						$ 107,000,000									$ 107,000,000
Amount of gain from sale											133,000,000				$ 23,000,000
Amount of gain from sale, after tax											$ 99,000,000				$ 16,000,000
Agreement entered date					2022-02
BHE | GT&S Transaction
Schedule of Equity Method Investments [Line Items]
Limited partnership interest sale transaction, proceeds received																												$ 10,000,000,000
Goodwill write-off		$ 1,400,000,000
Cove Point
Schedule of Equity Method Investments [Line Items]
Distributions received from investment																				$ 344,000,000		300,000,000		70,000,000
Percentage of noncontrolling limited partnership interest retained											50.00%									50.00%							50.00%
Contributions to equity method affiliates																				$ 0		0		0
Discontinued operation earnings on equity method investees																				277,000,000		259,000,000		40,000,000
Income tax expense (benefit) from discontinued operations																				92,000,000		60,000,000		8,000,000
Discontinued operation interest expense																				160,000,000		12,000,000
Cove Point | Finite Lived Equity Method Investment Basis Difference
Schedule of Equity Method Investments [Line Items]
Equity method investment goodwill						221,000,000					$ 215,000,000					221,000,000				215,000,000		221,000,000
Cove Point | Cove Point
Schedule of Equity Method Investments [Line Items]
Earnings (losses) from equity method investees																								40,000,000
Cove Point | Cove Point | GT&S Transaction
Schedule of Equity Method Investments [Line Items]
Percentage of limited partner interest sold							25.00%
Percentage of noncontrolling limited partnership interest retained		50.00%					50.00%
Cove Point | BHE | GT&S Transaction
Schedule of Equity Method Investments [Line Items]
Cash consideration from sale of noncontrolling interest			$ 3,300,000,000
Percentage of noncontrolling limited partnership interest retained			50.00%
Proceeds from settlement of related interest rate derivatives			$ 199,000,000
364-day term loan facility borrowings			600,000,000
Cove Point | BHE | GT&S Transaction | 364-day Term Loan Facilities One
Schedule of Equity Method Investments [Line Items]
Credit facility, outstanding amount			2,200,000,000
Cove Point | BHE | GT&S Transaction | 364-day Term Loan Facilities Two
Schedule of Equity Method Investments [Line Items]
Credit facility, outstanding amount			$ 750,000,000
Atlantic Coast Pipeline
Schedule of Equity Method Investments [Line Items]
Earnings (losses) from equity method investees																				$ 7,000,000		20,000,000		2,300,000,000
Percentage of noncontrolling limited partnership interest retained											53.00%									53.00%
Contributions to equity method affiliates																				$ 3,000,000		965,000,000		107,000,000
Cost to acquire equity method investments																													$ 184,000,000
Equity in earnings (losses) on investments after tax																				5,000,000		14,000,000		1,800,000,000
Atlantic Coast Pipeline | Revolving Credit Facility
Schedule of Equity Method Investments [Line Items]
Debt maximum borrowing capacity									$ 3,400,000,000																			$ 1,900,000,000
Credit facility, maturity date									Oct. 31, 2021
Atlantic Coast Pipeline | Revolving Credit Facility | Financial Guarantee | Cumulative Effect, Period of Adoption, Adjustment
Schedule of Equity Method Investments [Line Items]
Retained earnings																								48,000,000
Atlantic Coast Pipeline | Other Current Liabilities
Schedule of Equity Method Investments [Line Items]
Current liabilities						113,000,000					$ 114,000,000					113,000,000				114,000,000		113,000,000
Atlantic Coast Pipeline | DETI
Schedule of Equity Method Investments [Line Items]
Operating revenue from contracts with customers																								49,000,000
Atlantic Coast Pipeline | Pipelines | Jointly Owned Natural Gas Pipeline | Distribution
Schedule of Equity Method Investments [Line Items]
Length of natural gas pipeline (in miles) | mi										600
Duration of contract										20 years
Atlantic Coast Pipeline | Dominion Energy Gas Holdings, LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentage acquired																													5.00%
Percentage ownership in total units																													53.00%
Atlantic Coast Pipeline and Cove Point
Schedule of Equity Method Investments [Line Items]
Net income from discontinued operations including noncontrolling interest																				271,000,000		244,000,000		$ (2,300,000,000)
Trading Securities
Schedule of Equity Method Investments [Line Items]
Rabbi trust securities						$ 122,000,000					$ 111,000,000					$ 122,000,000				$ 111,000,000		$ 122,000,000
2019 Series A Corporate Units
Schedule of Equity Method Investments [Line Items]
Short-term deposit				$ 2,000,000,000
2019 Series A Corporate Units | Series A Preferred Stock
Schedule of Equity Method Investments [Line Items]
Redemption obligation				$ 1,600,000,000
Preferred stock dividend rate percentage				1.75%									1.75%
2019 Series A Corporate Units | Minimum
Schedule of Equity Method Investments [Line Items]
Short-term deposit				$ 1,600,000,000
2019 Series A Corporate Units | Maximum
Schedule of Equity Method Investments [Line Items]
Short-term deposit				$ 2,000,000,000

[1]	Includes income tax expense (benefit) of $225 million, $374 million and $(61) million for the years ended December 31, 2022, 2021 and 2020, respectively.
[2]	See Note 9 for amounts attributable to related parties.
[3]	This credit facility matures in June 2026, with the potential to be extended by the borrowers to June 2028, and can be used by the borrowers under the credit facility to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
[4]	See Note 3 for more information